Share-based Compensation - Additional Information (Detail) - USD ($)	1 Months Ended	3 Months Ended	9 Months Ended	12 Months Ended
	Dec. 31, 2020	Sep. 30, 2021	Sep. 30, 2021	Dec. 31, 2020
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unrecognized compensation cost	$ 19,000,000			$ 19,000,000
Share-based compensation expense	818,000
Restricted Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unrecognized stock-based compensation expense, weighted-average recognition period			3 years 7 months 2 days
Unrecognized compensation cost		$ 26,438,000	$ 26,438,000
Share-based compensation expense		3,668,000	$ 6,785,000
Market Condition Awards [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unrecognized stock-based compensation expense, weighted-average recognition period			1 year 6 months 3 days	2 years 11 months 15 days
Unrecognized compensation cost	927,000	2,372,000	$ 2,372,000	$ 927,000
Share-based compensation expense	$ 33,000	374,000	1,772,000	$ 33,000
Additional share based compensation expense		54,000	54,000
Performance Shares [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation expense		$ 2,896,000	$ 4,090,000